Significant accounting policies (Details) - BRL (R$) R$ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 07, 2021	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Assets		R$ 36,626,337	R$ 36,626,337	R$ 19,921,613
Liabilities		28,176,554	28,176,554	16,597,398
Equity	R$ 3,127,985	8,449,784	8,449,784	3,324,215	R$ 2,161,938	R$ 3,127,985	R$ 932,188
Other comprehensive income	(141,312)	(106,073)	(247,385)	26,687	(2,102)
Revenue			2,221,823	1,011,531	712,224
Profit / (loss) for the year	R$ (40,437)	(14,629)	(55,068)	30,686	30,370
Dividends paid			R$ (19,680)	R$ (37,868)	(43,571)
HoldFin
Disclosure of subsidiaries [line items]
Share in the capital			100.00%	0.00%
Assets		2,670,530	R$ 2,670,530
Liabilities		14,405	14,405
Equity		2,656,124	2,656,124
Revenue			19,626
Profit / (loss) for the year			R$ (6,069)
Banco Inter S.A.
Disclosure of subsidiaries [line items]
Share in the capital			31.40%	0.00%
Assets		36,433,640	R$ 36,433,640	R$ 19,766,642	10,062,373
Liabilities		27,945,001	27,945,001	16,463,954	7,861,356
Equity		8,488,640	8,488,640	3,302,688	2,201,017
Other comprehensive income			(212,195)	37,056	1,562
Revenue			3,208,747	1,471,926	1,102,869
Profit / (loss) for the year			34,625	(7,197)	78,881
Dividends paid			R$ (41,491)	R$ (39,949)	(51,252)
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda.
Disclosure of subsidiaries [line items]
Share in the capital			30.90%	98.30%
Assets		368,212	R$ 368,212	R$ 75,900	43,317
Liabilities		317,647	317,647	46,595	11,725
Equity		50,565	50,565	29,303	31,592
Revenue			87,936	36,894	21,904
Profit / (loss) for the year			R$ 21,222	R$ (2,254)	7,196
Inter Digital Corretora e Consultoria de Seguros Ltda.
Disclosure of subsidiaries [line items]
Share in the capital			18.80%	60.00%
Assets		124,671	R$ 124,671	R$ 81,289	11,095
Liabilities		69,890	69,890	45,773	4,814
Equity		54,781	54,781	35,516	6,281
Revenue			88,846	43,215	20,940
Profit / (loss) for the year			64,761	R$ 29,235	11,527
Dividends paid			R$ (35,647)
Inter Marketplace Ltda.
Disclosure of subsidiaries [line items]
Share in the capital			31.40%	99.90%
Assets		231,051	R$ 231,051	R$ 69,383	4,885
Liabilities		90,756	90,756	47,957	14
Equity		140,295	140,295	21,426	4,871
Revenue			235,551	63,998	15
Profit / (loss) for the year			R$ 118,550	R$ 16,555	(130)
Inter Asset Holding S.A.
Disclosure of subsidiaries [line items]
Share in the capital			22.00%	70.00%
Assets		7,148	R$ 7,148	R$ 5,829	4,980
Liabilities		3,098	3,098	2,418	118
Equity		4,050	4,050	3,411	4,862
Revenue			8,835	5,457	10,331
Profit / (loss) for the year			R$ 6,833	R$ 3,763	(139)
Inter Titulos Fundo de Investimento
Disclosure of subsidiaries [line items]
Share in the capital			30.70%	96.50%
Assets		50,195	R$ 50,195	R$ 49,870	56,198
Liabilities		304	304	156	792
Equity		49,891	49,891	49,714	55,406
Revenue			21,786	24,164	11,250
Profit / (loss) for the year			R$ 2,557	R$ (5,136)	R$ 5,405
BMA Inter Fundo De Investimento Em Direitos Creditrios Multissetorial
Disclosure of subsidiaries [line items]
Share in the capital			28.30%	81.20%
Assets		389,497	R$ 389,497	R$ 170,653
Liabilities		1,339	1,339	1,169
Equity		388,158	388,158	169,484
Revenue			42,561	7,722
Profit / (loss) for the year			R$ 32,688	R$ 5,999
TBI Fundo De Investimento Renda Fixa Credito Privado
Disclosure of subsidiaries [line items]
Share in the capital			31.40%	100.00%
Assets		443,843	R$ 443,843	R$ 204,835
Liabilities		154	154	3,239
Equity		443,689	443,689	201,596
Revenue			125,238	7,360
Profit / (loss) for the year			R$ 21,508	R$ 696
TBI Fundo De Investimento Crdito Privado Investimento Exterior
Disclosure of subsidiaries [line items]
Share in the capital			31.40%	0.00%
Assets		14,725	R$ 14,725
Liabilities		63	63
Equity		14,662	14,662
Revenue			325
Profit / (loss) for the year			R$ (337)
IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Share in the capital			15.70%	0.00%
Assets		6,145	R$ 6,145
Liabilities		573	573
Equity		5,572	5,572
Revenue			3,777
Profit / (loss) for the year			R$ (125)
Meu Acerto
Disclosure of subsidiaries [line items]
Share in the capital			18.90%	0.00%
Assets		18,862	R$ 18,862
Liabilities		1,815	1,815
Equity		17,047	17,047
Revenue			10,220
Profit / (loss) for the year			R$ (4,025)
Inter Asset Gesto de Recursos Ltda
Disclosure of subsidiaries [line items]
Share in the capital			22.00%	0.00%
Assets		7,128	R$ 7,128
Liabilities		3,097	3,097
Equity		4,031	4,031
Revenue			14,131	R$ 12,748
Profit / (loss) for the year			R$ 8,182
Inter Caf Ltda.
Disclosure of subsidiaries [line items]
Share in the capital			31.40%	0.00%
Assets		553	R$ 553
Liabilities		1,187	1,187
Equity		(634)	(634)
Revenue			2,080
Profit / (loss) for the year			R$ (702)
Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Share in the capital			31.40%	0.00%
Assets		2,198	R$ 2,198
Liabilities		1,822	1,822
Equity		377	377
Revenue			2,202
Profit / (loss) for the year			R$ 599
Inter Food Ltda.
Disclosure of subsidiaries [line items]
Share in the capital			22.00%	70.00%
Assets		2,729	R$ 2,729
Liabilities		333	333
Equity		R$ 2,396	2,396
Revenue			2,266
Profit / (loss) for the year			R$ 398